Banking facilities (Tables)	12 Months Ended
Mar. 31, 2018
Banking and Thrift [Abstract]
General banking facilities
	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2018
	2017	2018	2017	2018	2017	2018	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	terms
Import and export facilities

Combined limit	2,564	2,564	134	99	2,430	2,465

Including sub-limit of:
Notes payable	2,308	2,308	134	99	2,174	2,209	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	-	-	641	641	Prime rate + 1%	Repayable on demand

Other facilities
Export Documentary Credits	641	641	-	-	641	641
Short Term Loans	1,923	1,923	-	-	1,923	1,923	(Note A)	Revolving loan repayable in 30 days
Long Term Loans (1)	178	-	143	-	35	-	(Note B)	Term loans repayable monthly over 3 years.

	5,306	5,128	277	99	5,029	5,029

Short-term borrowings
	During the fiscal year ended March 31,
	2017	2018

Bank overdrafts	6.00%	6.00%
Notes payable	3.13%	3.42%
Term Loan in Hong Kong	2.59%	2.69%